Dividends	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Dividends	DIVIDENDS In 2019, preferred share dividends in the amount of $18 million (2018 - $18 million) and common share dividends in the amount of $570 million (2018 - $542 million) were declared and paid.